Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC and reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the accompanying condensed financial statements. Certain information and disclosures normally included in financial statements prepared in accordance with GAAP have been omitted pursuant to such rules and regulations.
The accompanying unaudited condensed financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Annual Report on Form
10-K
for the year ended December 31, 2022, which was filed with the SEC on March 31, 2023. The condensed balance sheet as of December 31, 2022, has been derived from the audited finan cial statements but does not include all disclosures required by GAAP. The results of operations for the three and nine months ended September 30, 2023 are not necessarily indicative of the results for the year ending December 31, 2023 or any future interim period.
Basis of Presentation The financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Emerging Growth Company
Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a
Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when an accounting standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised accounting standard at the time private companies adopt the new or revised standard.

Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Section 21E of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when an accounting standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised accounting standard at the time private companies adopt the new or revised standard.

Net Income (Loss) Per Share of Common Stock
Net Income (Loss) Per Share of Common Stock
The Company’s condensed statements of operations and comprehensive loss include a presentation of income per share for common stock subject to possible redemption in a manner similar to the two-class
method of income (loss) per share. Net income per share, basic and diluted, for common stock subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held in the Trust Account, net of tax, by the weighted average number of common stock subject to possible redemption outstanding.
Net loss per share, basic and diluted, for
non-redeemable
common stock is calculated by dividing the net loss, adjusted for income or loss on marketable securities attributable to common stock subject to possible redemption, net of tax, by the weighted average number of non-redeemable
common stock outstanding for the period, basic and diluted.
When calculating its diluted net loss per share, the Company has not considered the effect of (i) the incremental number of shares of common stock to settle warrants sold in the Offering and Private Placement, as calculated using the treasury stock method, (ii) the shares issued to Mr. Weightman subject to forfeiture representing
5,000
shares of common stock underlying a restricted stock award for the period it was outstanding and (iii) the potential shares issued to the Sponsor if the Working Capital Note is converted. Since the Company was in a net loss position during the period after deducting net income attributable to common stock subject to redemption, diluted net loss per common share is the same as basic net loss per common share for the period presented as the inclusion of all potential common shares outstanding would have been anti-dilutive.

Net Loss Per Share of Common Stock
The Company’s statements of operations and comprehensive loss include a presentation of income per share for common stock subject to possible redemption in a manner similar to the two-class
method of income (loss) per share. Net income per share, basic and diluted, for common stock subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held in the Trust Account by the weighted-average number of common stock subject to possible redemption outstanding since original issuance.
Net loss per share, basic and diluted, for
non-redeemable
common stock is calculated by dividing the net loss, adjusted for income or loss on marketable securities attributable to common stock subject to possible redemption, by the weighted-average number of non-redeemable
common stock outstanding for the period, basic and diluted. When calculating its diluted net loss per share, the Company has not considered the effect of (i) the incremental number of shares of common stock to settle warrants sold in the Offering and Private Placement, as calculated using the treasury stock method and (ii) the shares issued to Mr. Weightman subject to forfeiture representing 5,000 shares of common stock underlying a restricted stock award for the period it was outstanding. Since the Company was in a net loss position during the period after deducting net income attributable to common stock subject to redemption, diluted net loss per common share is the same as basic net loss per common share for the periods presented as the inclusion of all potential common shares outstanding would have been anti-dilutive.

Reconciliation of Net Income (Loss) Per Common Share
Reconciliation of Net Income (Loss) Per Common Share
In accordance with the
two-class
method, the Company’s net loss is adjusted for net income that is attributable to common stock subject to redemption, net of tax, as these shares only participate in the income of the Trust Account and not the losses of the Company. Accordingly, net loss per common share, basic and diluted, is calculated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Common stock subject to possible redemption
Numerator: Earnings allocable to common stock subject to redemption
Interest earned on marketable securities held in Trust Account, net of taxes	$297,228	$679,265	$899,173	$902,241

Net income attributable to common stock subject to possible redemption	$297,228	$679,265	$899,173	$902,241

Denominator: Weighted average common shares subject to redemption
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	2,999,348	21,968,155	3,325,837	22,652,272

Basic and diluted net income per share, common stock subject to possible redemption	$0.10	$0.03	$0.27	$0.04

Non-Redeemable common stock
Numerator: Net loss minus net earnings – Basic and diluted
Net loss	$(563,540)	$(395,766)	$(3,452,775)	$(1,401,775)
Less: net income attributable to common stock subject to redemption	(297,228)	(679,265)	(899,173)	(902,241)

Net loss attributable to non-redeemable common stock	$(860,768)	$(1,075,031)	$(4,351,948)	$(2,304,016)

Denominator: Weighted average non-redeemable common shares
Weighted average non-redeemable common shares outstanding, basic and diluted	6,540,000	6,540,000	6,540,000	6,540,000

Basic and diluted net loss per share, non-redeemable common stock	$(0.13)	$(0.16)	$(0.67)	$(0.35)

Reconciliation of Net Loss Per Common Share
In accordance with the
two-class
method, the Company’s net loss is adjusted for net income that is attributable to common stock subject to redemption, as these shares only participate in the income of the Trust Account and not the losses of the Company. Accordingly, net loss per common share, basic and diluted, is calculated as follows:

	Year Ended December 31, 2022	Period from January 19, 2021 (Inception) through December 31, 2021
Common stock subject to possible redemption
Numerator: Earnings allocable to common stock subject to redemption
Interest earned on marketable securities held in Trust Account, net of taxes	$1,143,783	$4,195

Net income attributable to common stock subject to possible redemptions	$1,143,783	$4,195

Denominator: Weighted-average common shares subject to redemption
Basic and diluted weighted-average shares outstanding, common stock subject to possible redemption	17,954,419	6,296,830

Basic and diluted net income per share, common stock subject to possible redemption	$0.06	$0.00

Non-Redeemable common stock
Numerator: Net loss minus net earnings—Basic and diluted
Net loss	$(2,774,307)	$(1,107,730)

	Year Ended December 31, 2022	Period from January 19, 2021 (Inception) through December 31, 2021
Less: net income attributable to common stock subject to redemption	(1,143,783)	(4,195)

Net loss attributable to non-redeemable common stock	$(3,918,090)	$(1,111,925)

Denominator: Weighted-average non-redeemable common shares
Weighted-average non-redeemable common shares outstanding, basic and diluted	6,540,000	8,185,533

Net loss per share, non-redeemable common stock, basic and diluted	$(0.60)	$(0.14)

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents. The Company maintains cash balances that at times may be uninsured or in deposit accounts that exceed Federal Deposit Insurance Corporation limits. The Company maintains its cash deposits with major financial institutions. There were no
cash equivalents as of September 30, 2023 and December 31, 2022.

Cash and Cash Equivalents
The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents. The Company maintains cash balances that at times may be uninsured or in deposit accounts that exceed Federal Deposit Insurance Corporation limits. The Company maintains its cash deposits with major financial institutions. There were no cash equivalents as of December 31, 2022 and 2021.

Cash and Marketable Securities Held in Trust Account
Cash and Marketable Securities Held in Trust Account
As of September 30, 2023 and December 31, 2022, the assets held in the Trust Account consisted of money market funds investing in U.S. Treasury Bills and cash.
Cash and Marketable Securities Held in Trust Account As of December 31, 2022 and 2021, the assets held in the Trust Account consisted of money market funds investing in U.S. Treasury Bills and cash.
Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which at times, may exceed federally insured limits. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which at times, may exceed federally insured limits. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Convertible Promissory Note—Related Party
Convertible Promissory Note—Related Party
The Company accounts for its Working Capital Note under Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging (“ASC 815”). Under ASC
815-15-25,
an election can be made at the inception of a financial instrument to account for the instrument under the fair value option under ASC 825, Financial Instruments. The Company has made such election for its Working Capital Note. Using the fair value option, the Working Capital Note is required to be recorded at its initial fair value on the date of issuance, each drawdown date, and each balance sheet date thereafter. Differences between the face value of the Working Capital Note and fair value at each drawdown date are recognized as either an expense in the condensed statements of operations and comprehensive loss (if issued at a premium) or as a capital contribution (if issued at a discount). Changes in the estimated fair value of the Working Capital Note are recognized as non-cash
gains or losses in the condensed statements of operations and comprehensive loss. The Extension Note is not included in the calculation as it does not have a conversion feature.

Convertible Promissory Note — Related Party
The Company accounts for its Working Capital Note under Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging (“ASC 815”). Under ASC
815-15-25,
an election can be made at the inception of a financial instrument to account for the instrument under the fair value option under ASC 825, Financial Instruments. The Company has made such election for its Working Capital Note. Using the fair value option, the Working Capital Note is required to be recorded at its initial fair value on the date of issuance, each drawdown date, and each balance sheet date thereafter. Differences between the face value of the Working Capital Note and fair value at each drawdown date are recognized as either an expense in the statements of operations and comprehensive loss (if issued at a premium) or as a capital contribution (if issued at a discount). Changes in the estimated fair value of the Working Capital Note are recognized as non-cash
gains or losses in the statements of operations and comprehensive loss. The Extension Note is not included in the calculation as it does not have a conversion feature.

Financial Instruments	Financial Instruments The fair value of the Company’s assets and liabilities approximates the carrying amounts represented in the condensed balance sheets primarily due to their short-term nature.	Financial Instruments The fair value of the Company’s assets and liabilities approximates the carrying amounts represented in the balance sheet primarily due to their short-term nature.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Offering Costs
Offering Costs
Offering costs in the amount of $13,193,740 consist of legal, accounting, underwriting fees and other costs incurred that are directly related to the Offering. Offering costs were charged to stockholders’ deficit and recorded in additional paid-in
capital as a reduction to the gross proceeds received upon completion of the Offering.

Offering Costs
Offering costs in the amount of $13,193,740 consist of legal, accounting, underwriting fees and other costs incurred through the balance sheet date that are directly related to the Offering. Offering costs were charged to stockholders’ deficit and recorded in additional paid-in
capital as a reduction to the gross proceeds received upon completion of the Offering.

Common Stock Subject to Possible Redemption
Common Stock Subject to Possible Redemption
Common stock subject to mandatory redemption (if any) is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, as of September 30, 2023 and December 31, 2022, common stock subject to possible redemption is presented as temporary equity, outside of the stockholders’ deficit section of the Company’s condensed balance sheets. As of September 30, 2023 and December 31, 2022,
2,114,978 and
4,014,050
shares of common stock were issued and outstanding that are subject to possible redemption, respectively.

Common Stock Subject to Possible Redemption
Common stock subject to mandatory redemption (if any) is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common
stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, as of December 31, 2022 and 2021, common stock subject to possible redemption is presented as temporary equity, outside of the stockholders’ deficit section of the Company’s balance sheets. As of December 31, 2022 and 2021, 4,014,050 and 23,000,000 shares of common stock, respectively, were issued and outstanding and subject to possible redemption.

Stock-based Compensation
Stock-based Compensation
Stock-based compensation related to restricted stock awards is based on the fair value of common stock on the grant date. The shares underlying the Company’s restricted stock award to Mr. Weightman are subject to forfeiture if he resigns or is terminated for cause prior to the completion of the Business Combination. Therefore, the related stock-based compensation will be recognized upon the completion of a Business Combination, unless the related shares are forfeited prior to a Business Combination occurring.

Stock-based Compensation
Stock-based compensation related to restricted stock awards is based on the fair value of common stock on the grant date. The shares underlying the Company’s restricted stock award to Mr. Weightman is subject to forfeiture if he resigns or is terminated for cause prior to the completion of the Business Combination. Therefore, the related stock-based compensation will be recognized upon the completion of a Business Combination, unless the related shares are forfeited prior to a Business Combination occurring.

Income Taxes
Income Taxes
The Company follows the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the condensed financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that is included in the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
The Company prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of September 30, 2023 and December 31, 2022. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of September 30, 2023 and December 31, 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Income Taxes
The Company follows the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
The Company prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2022 and 2021. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of December 31, 2022 and 2021.
The Company is
currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Warrant Liability
Warrant Liability
The Company accounts for warrants for shares of the Company’s common stock that are not indexed to its own stock as liabilities at fair value on the condensed balance sheets. The warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of other income (expense) on the condensed statements
of operations and comprehensive loss. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the common stock warrants. At that time, the portion of the warrant liability related to the common stock warrants will be reclassified to additional paid-in
capital.

Warrant Liability
The Company accounts for warrants for shares of the Company’s common stock that are not indexed to its own stock as liabilities at fair value on the balance sheets. The warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of other expense on the statements of operations and comprehensive loss. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the common stock warrants. At that time, the portion of the warrant liability related to the common stock warrants will be reclassified to additional paid-in
capital.

Reclassification Adjustment
Reclassifications
Certain reclassifications have been made to the 2021 financial statements to conform to the 2022 presentation. The reclassifications had no impact on net loss, total assets, total liabilities, or stockholders’ deficit.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
The Company does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s condensed financial statements.

Recent Accounting Pronouncements
The Company does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.